DISCONTINUED OPERATIONS - Ji'nan Dealership (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major classes of line items constituting pretax profit of discontinued operations:
Net income (loss) from discontinued operations attributable to Kaixin Auto Holdings' shareholders	$ (594)	$ 1,845
Disposed of by sale | Ji'nan Dealership
Carrying amounts of the major classes of assets and liabilities recorded as discontinued operations
Cash		133
Accounts and notes receivable, net		50
Inventory		16,311
Prepaid expenses and other current assets		7,931
Current assets classified as discontinued operations		24,425
Goodwill		27,422
Non-current assets classified as discontinued operations		27,422
Accounts payable		3,006
Advance from customer		400
Accrued expenses and other current liabilities		358
Contingent Consideration Liability-current		1,756
Current liabilities classified as discontinued operations		5,520
Contingent Consideration Liability-non-current		18,582
Non-current liabilities classified as discontinued operations		18,582
Major classes of line items constituting pretax profit of discontinued operations:
Revenues	47,672	33,264
Cost of revenues	50,531	31,335
Selling, research and development, and general and administrative expenses	16,777	430
Fair value change of contingent consideration	19,042	(1,121)
Income (loss) from the operations of the discontinued operations, before income tax	(594)	378
Net income (loss) from discontinued operations attributable to Kaixin Auto Holdings' shareholders	(594)	378
Condensed cash flow related to the discontinued operations
Net cash (used in) provided by operating activities	516	$ (18,289)
Net cash used in investing activities	$ (1)